Wells Fargo Class R | WFA Asset Allocation Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Class R WFA Asset Allocation Fund	R Wells Fargo Class R
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Class R) WFA Asset Allocation Fund		R Wells Fargo Class R
Management Fees (as a percentage of Assets)		0.22%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.46%
Total Expenses		1.57%
Fee Waiver or Reimbursement		none
Net Expenses	[1]	1.57%
[1]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.12% for Class R. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Class R) WFA Asset Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
R Wells Fargo Class R	160	496	855	1,867

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 15% for the most recent fiscal year.

Principal Investment Strategies
The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes (including, but are not limited to, investments in real estate, foreign currency, natural resources and other non-traditional investments through securities and derivatives investments). AAT is currently wholly owned by the Fund.
GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of The Trust's assets to equity investments.
GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Principal Investment Risks
Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Class R

Average Annual Total Returns (Wells Fargo Class R) WFA Asset Allocation Fund Wells Fargo Class R	Inception Date	1 Year	5 Years	10 Years
R	Oct 10, 2003	6.91%	4.00%	6.61%
MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)		12.67%	3.44%	3.20%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		11.05%	4.31%	3.99%

Wells Fargo Administrator Class | WFA Asset Allocation Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Administrator Class WFA Asset Allocation Fund	Admin Wells Fargo Administrator Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Administrator Class) WFA Asset Allocation Fund		Admin Wells Fargo Administrator Class
Management Fees (as a percentage of Assets)		0.22%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.48%
Acquired Fund Fees and Expenses		0.46%
Total Expenses		1.16%
Fee Waiver or Reimbursement		(0.06%)
Net Expenses	[1]	1.10%
[1]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.64% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Administrator Class) WFA Asset Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Wells Fargo Administrator Class	112	350	620	1,392

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 15% for the most recent fiscal year.

Principal Investment Strategies
The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes (including, but are not limited to, investments in real estate, foreign currency, natural resources and other non-traditional investments through securities and derivatives investments). AAT is currently wholly owned by the Fund.
GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of The Trust's assets to equity investments.
GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Principal Investment Risks
Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns (Wells Fargo Administrator Class) WFA Asset Allocation Fund Wells Fargo Administrator Class	Inception Date	1 Year	5 Years	10 Years
Admin	Oct 3, 2002	7.45%	4.53%	7.09%
Admin After Taxes on Distributions	Oct 3, 2002	7.05%	2.83%	5.60%
Admin After Taxes on Distributions and Sales	Oct 3, 2002	5.09%	3.09%	5.41%
MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)		12.67%	3.44%	3.20%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		11.05%	4.31%	3.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Wells Fargo Class A, B, C | WFA Asset Allocation Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 18 and 20 of the Prospectus and "Additional Purchase and Redemption Information" on page 68 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Class A, B, C Wells Fargo Class A, B, C WFA Asset Allocation Fund	A	B	C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Class A, B, C) Wells Fargo Class A, B, C WFA Asset Allocation Fund		A	B	C
Management Fees (as a percentage of Assets)		0.22%	0.22%	0.22%
Distribution and Service (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses		0.46%	0.46%	0.46%
Total Expenses		1.32%	2.07%	2.07%
Fee Waiver or Reimbursement		none	none	none
Net Expenses	[1]	1.32%	2.07%	2.07%
[1]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Class A, B, C) WFA Asset Allocation Fund Wells Fargo Class A, B, C (USD $)	1 Year	3 Years	5 Years	10 Years
A	702	969	1,257	2,074
B	710	949	1,314	2,118
C	310	649	1,114	2,400

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Class A, B, C) WFA Asset Allocation Fund Wells Fargo Class A, B, C (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	210	649	1,114	2,118
C	210	649	1,114	2,400

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 15% for the most recent fiscal year.

Principal Investment Strategies
The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes (including, but are not limited to, investments in real estate, foreign currency, natural resources and other non-traditional investments through securities and derivatives investments). AAT is currently wholly owned by the Fund.
GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of The Trust's assets to equity investments.
GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Principal Investment Risks
Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns (Wells Fargo Class A, B, C) WFA Asset Allocation Fund Wells Fargo Class A, B, C	Inception Date	1 Year	5 Years	10 Years
A	Jul 29, 1996	1.06%	3.03%	6.22%
A After Taxes on Distributions	Jul 29, 1996	0.74%	1.44%	4.80%
A After Taxes on Distributions and Sales	Jul 29, 1996	0.89%	1.86%	4.67%
B	Oct 3, 2002	1.43%	3.19%	6.33%
C	Oct 3, 2002	5.39%	3.49%	6.09%
MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)		12.67%	3.44%	3.20%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		11.05%	4.31%	3.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Wells Fargo Class A, B, C | WFA Asset Allocation Fund | A
Highest Quarter: 2nd Quarter 2003
12.82%
Lowest Quarter: 4th Quarter 2008
(11.80%)
Wells Fargo Class A, B, C | WFA Asset Allocation Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 18 and 20 of the Prospectus and "Additional Purchase and Redemption Information" on page 68 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Assuming No Redemption
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 15% for the most recent fiscal year.

Principal Investment Strategies
The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes (including, but are not limited to, investments in real estate, foreign currency, natural resources and other non-traditional investments through securities and derivatives investments). AAT is currently wholly owned by the Fund.
GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of The Trust's assets to equity investments.
GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Principal Investment Risks
Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Shareholder Fees Wells Fargo Class A, B, C Wells Fargo Class A, B, C WFA Asset Allocation Fund	A	B	C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	5.00%	1.00%

Annual Fund Operating Expenses (Wells Fargo Class A, B, C) Wells Fargo Class A, B, C WFA Asset Allocation Fund		A	B	C
Management Fees (as a percentage of Assets)		0.22%	0.22%	0.22%
Distribution and Service (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.64%	0.64%	0.64%
Acquired Fund Fees and Expenses		0.46%	0.46%	0.46%
Total Expenses		1.32%	2.07%	2.07%
Fee Waiver or Reimbursement		none	none	none
Net Expenses	[1]	1.32%	2.07%	2.07%
[1]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Expense Example (Wells Fargo Class A, B, C) WFA Asset Allocation Fund Wells Fargo Class A, B, C (USD $)	1 Year	3 Years	5 Years	10 Years
A	702	969	1,257	2,074
B	710	949	1,314	2,118
C	310	649	1,114	2,400

Expense Example, No Redemption (Wells Fargo Class A, B, C) WFA Asset Allocation Fund Wells Fargo Class A, B, C (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	210	649	1,114	2,118
C	210	649	1,114	2,400

Average Annual Total Returns (Wells Fargo Class A, B, C) WFA Asset Allocation Fund Wells Fargo Class A, B, C	Inception Date	1 Year	5 Years	10 Years
A	Jul 29, 1996	1.06%	3.03%	6.22%
A After Taxes on Distributions	Jul 29, 1996	0.74%	1.44%	4.80%
A After Taxes on Distributions and Sales	Jul 29, 1996	0.89%	1.86%	4.67%
B	Oct 3, 2002	1.43%	3.19%	6.33%
C	Oct 3, 2002	5.39%	3.49%	6.09%
MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)		12.67%	3.44%	3.20%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		11.05%	4.31%	3.99%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Wells Fargo Administrator Class | WFA Asset Allocation Fund | Admin
Highest Quarter: 2nd Quarter 2003
13.00%
Lowest Quarter: 4th Quarter 2008
(11.79%)
Wells Fargo Administrator Class | WFA Asset Allocation Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 15% for the most recent fiscal year.

Principal Investment Strategies
The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes (including, but are not limited to, investments in real estate, foreign currency, natural resources and other non-traditional investments through securities and derivatives investments). AAT is currently wholly owned by the Fund.
GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of The Trust's assets to equity investments.
GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Principal Investment Risks
Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Shareholder Fees Wells Fargo Administrator Class WFA Asset Allocation Fund	Admin Wells Fargo Administrator Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (Wells Fargo Administrator Class) WFA Asset Allocation Fund		Admin Wells Fargo Administrator Class
Management Fees (as a percentage of Assets)		0.22%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.48%
Acquired Fund Fees and Expenses		0.46%
Total Expenses		1.16%
Fee Waiver or Reimbursement		(0.06%)
Net Expenses	[1]	1.10%
[1]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.64% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Expense Example (Wells Fargo Administrator Class) WFA Asset Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Wells Fargo Administrator Class	112	350	620	1,392

Average Annual Total Returns (Wells Fargo Administrator Class) WFA Asset Allocation Fund Wells Fargo Administrator Class	Inception Date	1 Year	5 Years	10 Years
Admin	Oct 3, 2002	7.45%	4.53%	7.09%
Admin After Taxes on Distributions	Oct 3, 2002	7.05%	2.83%	5.60%
Admin After Taxes on Distributions and Sales	Oct 3, 2002	5.09%	3.09%	5.41%
MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)		12.67%	3.44%	3.20%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		11.05%	4.31%	3.99%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Wells Fargo Class R | WFA Asset Allocation Fund | R
Highest Quarter: 2nd Quarter 2003
12.75%
Lowest Quarter: 4th Quarter 2008
(11.89%)
Wells Fargo Class R | WFA Asset Allocation Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 15% for the most recent fiscal year.

Principal Investment Strategies
The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes (including, but are not limited to, investments in real estate, foreign currency, natural resources and other non-traditional investments through securities and derivatives investments). AAT is currently wholly owned by the Fund.
GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of The Trust's assets to equity investments.
GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Principal Investment Risks
Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance
Calendar Year Total Returns as of 12/31 each year Class R
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Shareholder Fees Wells Fargo Class R WFA Asset Allocation Fund	R Wells Fargo Class R
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (Wells Fargo Class R) WFA Asset Allocation Fund		R Wells Fargo Class R
Management Fees (as a percentage of Assets)		0.22%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.46%
Total Expenses		1.57%
Fee Waiver or Reimbursement		none
Net Expenses	[1]	1.57%
[1]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.12% for Class R. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Expense Example (Wells Fargo Class R) WFA Asset Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
R Wells Fargo Class R	160	496	855	1,867

Average Annual Total Returns (Wells Fargo Class R) WFA Asset Allocation Fund Wells Fargo Class R	Inception Date	1 Year	5 Years	10 Years
R	Oct 10, 2003	6.91%	4.00%	6.61%
MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)		12.67%	3.44%	3.20%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		11.05%	4.31%	3.99%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Shareholder Fees (WFA Asset Allocation Fund)	0 Months Ended
Feb. 03, 2011
Wells Fargo Class A, B, C | A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Wells Fargo Class A, B, C | B
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	5.00%
Wells Fargo Class A, B, C | C
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Wells Fargo Administrator Class | Admin
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Wells Fargo Class R | R
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (WFA Asset Allocation Fund)	0 Months Ended
	Feb. 03, 2011
Wells Fargo Class A, B, C | A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.64%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses	1.32%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver	1.32%	[1]
Wells Fargo Class A, B, C | B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.64%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses	2.07%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver	2.07%	[1]
Wells Fargo Class A, B, C | C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.64%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses	2.07%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver	2.07%	[1]
Wells Fargo Administrator Class | Admin
Operating Expenses:
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver or Reimbursement	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[2]
Wells Fargo Class R | R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.64%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses	1.57%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver	1.57%	[3]

[1]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[2]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.64% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[3]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.12% for Class R. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Expense Example (WFA Asset Allocation Fund, USD $)	0 Months Ended
Feb. 03, 2011
Wells Fargo Class A, B, C | A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 702
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,257
Expense Example, with Redemption, 10 Years	2,074
Wells Fargo Class A, B, C | B
Expense Example:
Expense Example, with Redemption, 1 Year	710
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,314
Expense Example, with Redemption, 10 Years	2,118
Wells Fargo Class A, B, C | C
Expense Example:
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,400
Wells Fargo Administrator Class | Admin
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	1,392
Wells Fargo Class R | R
Expense Example:
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	$ 1,867

Expense Example, No Redemption (Wells Fargo Class A, B, C, WFA Asset Allocation Fund, USD $)	0 Months Ended
Feb. 03, 2011
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,118
C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	$ 2,400

Annual Total Returns (WFA Asset Allocation Fund)	0 Months Ended
Feb. 03, 2011
Wells Fargo Class A, B, C
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns as of 12/31/2010 (Returns reflect applicable sales charges)
Wells Fargo Class A, B, C | A
Bar Chart Table:
Annual Return 2001	3.74%
Annual Return 2002	0.54%
Annual Return 2003	24.91%
Annual Return 2004	12.05%
Annual Return 2005	7.85%
Annual Return 2006	11.32%
Annual Return 2007	7.09%
Annual Return 2008	(22.31%)
Annual Return 2009	24.10%
Annual Return 2010	7.19%
Wells Fargo Administrator Class
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns for the periods ended 12/31/2010
Wells Fargo Administrator Class | Admin
Bar Chart Table:
Annual Return 2001	3.74%
Annual Return 2002	0.55%
Annual Return 2003	25.43%
Annual Return 2004	12.37%
Annual Return 2005	8.11%
Annual Return 2006	11.73%
Annual Return 2007	7.29%
Annual Return 2008	(22.12%)
Annual Return 2009	24.40%
Annual Return 2010	7.45%
Wells Fargo Class R
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns as of 12/31/2010
Wells Fargo Class R | R
Bar Chart Table:
Annual Return 2001	3.48%
Annual Return 2002	0.29%
Annual Return 2003	24.65%
Annual Return 2004	11.93%
Annual Return 2005	7.63%
Annual Return 2006	11.10%
Annual Return 2007	6.83%
Annual Return 2008	(22.52%)
Annual Return 2009	23.77%
Annual Return 2010	6.91%

Average Annual Total Returns (WFA Asset Allocation Fund)	0 Months Ended
Feb. 03, 2011
Wells Fargo Class A, B, C | A
Average Annual Return:
1 Year	1.06%
5 Years	3.03%
10 Years	6.22%
Inception Date	Jul 29, 1996
Wells Fargo Class A, B, C | A | After Taxes on Distributions
Average Annual Return:
1 Year	0.74%
5 Years	1.44%
10 Years	4.80%
Inception Date	Jul 29, 1996
Wells Fargo Class A, B, C | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.89%
5 Years	1.86%
10 Years	4.67%
Inception Date	Jul 29, 1996
Wells Fargo Class A, B, C | B
Average Annual Return:
1 Year	1.43%
5 Years	3.19%
10 Years	6.33%
Inception Date	Oct 3, 2002
Wells Fargo Class A, B, C | C
Average Annual Return:
1 Year	5.39%
5 Years	3.49%
10 Years	6.09%
Inception Date	Oct 3, 2002
Wells Fargo Class A, B, C | MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.67%
5 Years	3.44%
10 Years	3.20%
Wells Fargo Class A, B, C | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Wells Fargo Class A, B, C | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.05%
5 Years	4.31%
10 Years	3.99%
Wells Fargo Administrator Class | Admin
Average Annual Return:
1 Year	7.45%
5 Years	4.53%
10 Years	7.09%
Inception Date	Oct 3, 2002
Wells Fargo Administrator Class | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	7.05%
5 Years	2.83%
10 Years	5.60%
Inception Date	Oct 3, 2002
Wells Fargo Administrator Class | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.09%
5 Years	3.09%
10 Years	5.41%
Inception Date	Oct 3, 2002
Wells Fargo Administrator Class | MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.67%
5 Years	3.44%
10 Years	3.20%
Wells Fargo Administrator Class | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Wells Fargo Administrator Class | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.05%
5 Years	4.31%
10 Years	3.99%
Wells Fargo Class R | R
Average Annual Return:
1 Year	6.91%
5 Years	4.00%
10 Years	6.61%
Inception Date	Oct 10, 2003
Wells Fargo Class R | MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.67%
5 Years	3.44%
10 Years	3.20%
Wells Fargo Class R | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Wells Fargo Class R | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.05%
5 Years	4.31%
10 Years	3.99%

Market Index Performance (S000029123 Member)	0 Months Ended
Feb. 03, 2011
Wells Fargo Class A, B, C | MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.67%
5 Years	3.44%
10 Years	3.20%
Wells Fargo Class A, B, C | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Wells Fargo Class A, B, C | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.05%
5 Years	4.31%
10 Years	3.99%
Wells Fargo Class R | MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.67%
5 Years	3.44%
10 Years	3.20%
Wells Fargo Class R | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Wells Fargo Class R | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.05%
5 Years	4.31%
10 Years	3.99%
Wells Fargo Administrator Class | MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.67%
5 Years	3.44%
10 Years	3.20%
Wells Fargo Administrator Class | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Wells Fargo Administrator Class | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.05%
5 Years	4.31%
10 Years	3.99%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 3, 2011
Registrant Name	dei_EntityRegistrantName	Wells Fargo Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb 3, 2011
Wells Fargo Class A, B, C | WFA Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds��. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 18 and 20 of the Prospectus and "Additional Purchase and Redemption Information" on page 68 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 15% for the most recent fiscal year.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes (including, but are not limited to, investments in real estate, foreign currency, natural resources and other non-traditional investments through securities and derivatives investments). AAT is currently wholly owned by the Fund.
GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of The Trust's assets to equity investments.
GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Returns as of 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Wells Fargo Class A, B, C | WFA Asset Allocation Fund | MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Wells Fargo Class A, B, C | WFA Asset Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Wells Fargo Class A, B, C | WFA Asset Allocation Fund | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Wells Fargo Class A, B, C | WFA Asset Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.32%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	702
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	969
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,257
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,074
Annual Return 2001	rr_AnnualReturn2001	3.74%
Annual Return 2002	rr_AnnualReturn2002	0.54%
Annual Return 2003	rr_AnnualReturn2003	24.91%
Annual Return 2004	rr_AnnualReturn2004	12.05%
Annual Return 2005	rr_AnnualReturn2005	7.85%
Annual Return 2006	rr_AnnualReturn2006	11.32%
Annual Return 2007	rr_AnnualReturn2007	7.09%
Annual Return 2008	rr_AnnualReturn2008	(22.31%)
Annual Return 2009	rr_AnnualReturn2009	24.10%
Annual Return 2010	rr_AnnualReturn2010	7.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.80%)
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 1996
Wells Fargo Class A, B, C | WFA Asset Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.07%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,118
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,118
1 Year	rr_AverageAnnualReturnYear01	1.43%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2002
Wells Fargo Class A, B, C | WFA Asset Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.07%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,400
1 Year	rr_AverageAnnualReturnYear01	5.39%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2002
Wells Fargo Administrator Class | WFA Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 15% for the most recent fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes (including, but are not limited to, investments in real estate, foreign currency, natural resources and other non-traditional investments through securities and derivatives investments). AAT is currently wholly owned by the Fund.
GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of The Trust's assets to equity investments.
GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Wells Fargo Administrator Class | WFA Asset Allocation Fund | MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Wells Fargo Administrator Class | WFA Asset Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Wells Fargo Administrator Class | WFA Asset Allocation Fund | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Wells Fargo Administrator Class | WFA Asset Allocation Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%	[3]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,392
Annual Return 2001	rr_AnnualReturn2001	3.74%
Annual Return 2002	rr_AnnualReturn2002	0.55%
Annual Return 2003	rr_AnnualReturn2003	25.43%
Annual Return 2004	rr_AnnualReturn2004	12.37%
Annual Return 2005	rr_AnnualReturn2005	8.11%
Annual Return 2006	rr_AnnualReturn2006	11.73%
Annual Return 2007	rr_AnnualReturn2007	7.29%
Annual Return 2008	rr_AnnualReturn2008	(22.12%)
Annual Return 2009	rr_AnnualReturn2009	24.40%
Annual Return 2010	rr_AnnualReturn2010	7.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.79%)
1 Year	rr_AverageAnnualReturnYear01	7.45%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2002
Wells Fargo Class R | WFA Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio. In addition, the portfolio turnover rate for Asset Allocation Trust, in which the Fund invests all of its assets, was 15% for the most recent fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified investment, consisting of stock, bond and alternative investment strategy funds, with an emphasis on stock funds. The Fund invests all of its investable assets in Asset Allocation Trust ("AAT"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). AAT, in turn, invests its assets in GMO-managed mutual funds ("underlying funds") and may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), and, from time to time, other alternative asset classes (including, but are not limited to, investments in real estate, foreign currency, natural resources and other non-traditional investments through securities and derivatives investments). AAT is currently wholly owned by the Fund.
GMO uses proprietary quantitative models to determine the choice and weighting of the underlying funds in which AAT invests. These models use multi-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) in which the underlying funds invest. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 25% of AAT's assets to fixed income investments and at least 25% of The Trust's assets to equity investments.
GMO regularly reviews the investments of AAT and may sell a holding of AAT when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or GMO has identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the Fund invests all of its investable assets in AAT, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks include risks that result from the Fund's indirect investments in the underlying funds. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified. In addition, some of the underlying funds in which the Fund indirectly invests have a policy that permits those funds to concentrate their investments in particular sectors,industries or countries. An underlying fund that concentrates its investments in a limited number of sectors, industries or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries or countries than a fund that invests its assets more broadly, and the value of the underlying fund's shares may be more volatile.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Large Shareholder Risk. If a large shareholder in an underlying fund sells shares of the underlying fund, the underlying fund's performance may be adversely affected.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Disruption and Geopolitical Risk. Geopolitical events such as wars and terrorist attacks may adversely affect securities markets and individual issuers.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Underlying Funds Risk. The risks associated with the Fund include the risks related to each underlying fund in which the Fund invests.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Returns as of 12/31/2010
Wells Fargo Class R | WFA Asset Allocation Fund | MSCI AC World Index Net (USD) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Wells Fargo Class R | WFA Asset Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Wells Fargo Class R | WFA Asset Allocation Fund | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Wells Fargo Class R | WFA Asset Allocation Fund | R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.57%	[4]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Annual Return 2001	rr_AnnualReturn2001	3.48%
Annual Return 2002	rr_AnnualReturn2002	0.29%
Annual Return 2003	rr_AnnualReturn2003	24.65%
Annual Return 2004	rr_AnnualReturn2004	11.93%
Annual Return 2005	rr_AnnualReturn2005	7.63%
Annual Return 2006	rr_AnnualReturn2006	11.10%
Annual Return 2007	rr_AnnualReturn2007	6.83%
Annual Return 2008	rr_AnnualReturn2008	(22.52%)
Annual Return 2009	rr_AnnualReturn2009	23.77%
Annual Return 2010	rr_AnnualReturn2010	6.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.89%)
1 Year	rr_AverageAnnualReturnYear01	6.91%
5 Years	rr_AverageAnnualReturnYear05	4.00%
10 Years	rr_AverageAnnualReturnYear10	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 2003

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.87% for Class A, 1.62% for Class B, and 1.62% for Class C. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[3]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.64% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[4]
Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.12% for Class R. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.